Segment Reporting - Schedule of Revenue by Geographic Location of the Company’s Revenue (Details)		6 Months Ended
		Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Schedule of Revenue by Geographic Location of the Company’s Revenue [Line Items]
Revenue		RM 10,993,757	$ 2,710,492	RM 11,171,023
Thailand [Member]
Schedule of Revenue by Geographic Location of the Company’s Revenue [Line Items]
Revenue		4,816,013	1,187,380	5,309,432
Malaysia [Member]
Schedule of Revenue by Geographic Location of the Company’s Revenue [Line Items]
Revenue		3,072,048	757,408	2,644,241
Switzerland [Member]
Schedule of Revenue by Geographic Location of the Company’s Revenue [Line Items]
Revenue		2,759,985	680,470	3,094,611
United States of America [Member]
Schedule of Revenue by Geographic Location of the Company’s Revenue [Line Items]
Revenue		87,531	21,581	36,126
Others [Member]
Schedule of Revenue by Geographic Location of the Company’s Revenue [Line Items]
Revenue	[1]	RM 258,180	$ 63,653	RM 86,613

[1]	No revenue from other single country amounted to 3% or more of the Company’s revenue.